                                                ------------------------------
                      UNITED STATES                     OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION  ------------------------------
                  Washington, D.C. 20549        OMB Number: 3235-0006
                                                Expires: February 28, 1997
                         FORM 13F               Estimated average burden
                                                Hours per response......24.60
                                                ------------------------------
                                                ------------------------------
                                                        SEC USE ONLY
                                                ------------------------------
                                                ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
Name of Institutional Investment Manager

   Hemenway & Barnes, LLP     60 State Street   Boston       MA        02109
      Business Address           (Street)       (City)     (State)     (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4th day of November, 2008.

                                                  Lawrence T. Perera
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:
-------------------------------------  -------------------------------------
1. Brian C. Broderick (12)*            28-11136
2. John M. Cornish                     28-5362
3. Fiduciary Trust Company             28-471
4. Marion Fremont-Smith                28-2724
5. Stephen W. Kidder (35)*             28-11134
6. Michael J. Puzo (25)*               28-06165
7. Kurt F. Somerville (32)*            28-10379
8. Welch & Forbes, Inc.                28-262
9.
10.

*  Refers to manager number on attached detail in Item 7.

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
AS OF SEPTEMBER 30, 2008                          FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

     ITEM 1:          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                  INVESTMENT
                                                                  DISCRETION               VOTING AUTHORITY
                                                        SHARES OR -----------              -------------------------
                                    CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)      (C)
NAME OF ISSUER     TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED    NONE
--------------     -------------- --------- ----------- --------- --- --- --- --------     ----    ------    ----
ABB LTD             SPONSORED     000375204    432620     22300           XX                        6050
                    ADR                                                   XX      12                2400
                                                                          XX      32                8400
                                                                          XX      35                2000
                                                                          XX   12,32                3450
A F L A C INC       COMMON STOCK  001055102    352500      6000           XX                        1850
                                                                          XX      12                1450
                                                                          XX      32                1000
                                                                          XX   12,32                1700
ABBOTT LABS         COMMON STOCK  002824100    340067      5906           XX                        4600
                                                                          XX      12                 906
                                                                          XX   12,32                 400
APTARGROUP INC      COMMON STOCK  038336103    903676     23106           XX                       13270
                                                                          XX      12                2076
                                                                          XX      32                 360
                                                                          XX      35                3400
                                                                          XX   12,32                4000
AUTOMATIC DATA      COMMON STOCK  053015103    296300      6931           XX                        5800
PROCESSING                                                                XX      12                 131
                                                                          XX      35                1000
CANADIAN NATIONAL   COMMON STOCK  136375102   1301119     27203           XX                       13015
RAILWAY CO                                                                XX      12                1388
                                                                          XX      32                5500
                                                                          XX      35                3600
                                                                          XX   12,32                3700
CHEVRON CORP        COMMON STOCK  166764100    570185      6913           XX                        3345
                                                                          XX      12                1112
                                                                          XX      32                 180
                                                                          XX      35                2276
CISCO SYS INC       COMMON STOCK  17275R102    597299     26476           XX                        7347
                                                                          XX      12                2609
                                                                          XX      32                8420
                                                                          XX   12,32                8100

AS OF SEPTEMBER 30, 2008                                      FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

           ITEM 1:                ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                              INVESTMENT
                                                                              DISCRETION               VOTING AUTHORITY
                                                                    SHARES OR -----------              -------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)       (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED     NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------     ----    ------     ----
COCA COLA CO                    COMMON STOCK  191216100    391312      7400           XX                        1900
                                                                                      XX      32                5500
CONOCOPHILLIPS                  COMMON STOCK  20825C104    445140      6077           XX                        1277
                                                                                      XX      32                4800
DOMINION RESOURCES INC          COMMON STOCK  25746U109    253429      5924           XX                        3514
                                                                                      XX      35                2410
E I DU PONT DE NEMOURS & CO     COMMON STOCK  263534109    265376      6585           XX                        5585
                                                                                      XX      35                1000
E M C CORP                      COMMON STOCK  268648102    499330     41750           XX                       14100
                                                                                      XX      12                3550
                                                                                      XX      32               13500
                                                                                      XX      35                4000
                                                                                      XX   12,32                6600
EMERSON ELECTRIC CO             COMMON STOCK  291011104   1388900     34050           XX                       14150
                                                                                      XX      12                1900
                                                                                      XX      32               12000
                                                                                      XX      35                2600
                                                                                      XX   12,32                3400
ENCANA CORP                     COMMON STOCK  292505104   1887043     28709           XX                       15759
                                                                                      XX      12                2200
                                                                                      XX      32                2400
                                                                                      XX      35                3700
                                                                                      XX   12,32                4650
EXXON MOBIL CORP                COMMON STOCK  30231G102   3620043     46614           XX                       17464
                                                                                      XX      12                3400
                                                                                      XX      32               20900
                                                                                      XX      35                3500
                                                                                      XX   12,32                1350

AS OF SEPTEMBER 30, 2008                                      FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

           ITEM 1:                ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                              INVESTMENT
                                                                              DISCRETION               VOTING AUTHORITY
                                                                    SHARES OR -----------              -------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)      (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED    NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------     ----    ------    ----
GENERAL ELECTRIC CO            COMMON STOCK   369604103   2073150     81300           XX                       41572
                                                                                      XX      12                5528
                                                                                      XX      32               23500
                                                                                      XX      35                4500
                                                                                      XX   12,32                6200
GILEAD SCIENCES                COMMON STOCK   375558103    292032      6400           XX   12,32                6400
GROUPE DANONE                  SPONSORED      399449107    213514     15200           XX                        6600
                               ADR                                                    XX      35                4000
                                                                                      XX   12,32                4600
HSBC HOLDINGS PLC              SPONSORED      404280406    709687      8780           XX                        1850
                               ADR                                                    XX      32                6930
HELMERICH & PAYNE INC          COMMON STOCK   423452101    302330      7000           XX                        3400
                                                                                      XX   12,32                3600
HERSHEY FOODS                  COMMON STOCK   427866108    375630      9500           XX                        3000
CORPORATION                                                                           XX      32                6500
INTEL CORPORATION              COMMON STOCK   458140100   1290684     68910           XX                       35910
                                                                                      XX      12                6000
                                                                                      XX      32               13700
                                                                                      XX      35                4400
                                                                                      XX   12,32                8900
INTL BUSINESS MACHINES         COMMON STOCK   459200101    356143      3045           XX                        1995
                                                                                      XX   12,32                1050
INVITROGEN CORP                COMMON STOCK   46185R100    404460     10700           XX                        7800
                                                                                      XX      12                1800
                                                                                      XX   12,32                1100
ISHARES TRUST                  INDEX FUND ETF 464287465    520494      9245           XX                        9245
MSCI EAFE

AS OF SEPTEMBER 30, 2008                                      FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

           ITEM 1:                ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                              INVESTMENT
                                                                              DISCRETION               VOTING AUTHORITY
                                                                    SHARES OR -----------              -------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)      (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED    NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------     ----    ------    ----
JOHNSON & JOHNSON               COMMON STOCK  478160104   2776604     40078           XX                       17490
                                                                                      XX      12                1600
                                                                                      XX      32               16880
                                                                                      XX      35                1900
                                                                                      XX   12,32                2208
ELI LILLY & CO.                 COMMON STOCK  532457108    663268     15064           XX                        1831
                                                                                      XX      12                 797
                                                                                      XX      32               10536
                                                                                      XX   12,32                1900
LINCOLN NATL CORP IND           COMMON STOCK  534187109    603065     14087           XX                       11002
                                                                                      XX      12                1750
                                                                                      XX      35                1335
MERCK & CO INC                  COMMON STOCK  589331107    563252     17847           XX                       10647
                                                                                      XX      32                5500
                                                                                      XX      35                1000
                                                                                      XX   12,32                 700
MICROSOFT CORP                  COMMON STOCK  594918104    725861     27196           XX                       12996
                                                                                      XX      32               10000
                                                                                      XX   12,32                4200
NOKIA CORP ADR A                COMMON STOCK  654902204    448533     24050           XX                        9750
                                                                                      XX      12                2400
                                                                                      XX      32                6500
                                                                                      XX      35                2300
                                                                                      XX   12,32                3100
NOVARTIS AG ADR                 COMMON STOCK  66987V109    958253     18135           XX                        5385
                                                                                      XX      12                1500
                                                                                      XX      32                6750
                                                                                      XX      35                2000
                                                                                      XX   12,32                2500

AS OF SEPTEMBER 30, 2008                                      FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

           ITEM 1:                ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                              INVESTMENT
                                                                              DISCRETION               VOTING AUTHORITY
                                                                    SHARES OR -----------              -------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)      (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED    NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------     ----    ------    ----
ORACLE CORP                     COMMON STOCK  68389X105    422448     20800           XX                         5500
                                                                                      XX      12                 3000
                                                                                      XX      32                 9200
                                                                                      XX      35                 2500
                                                                                      XX   12,32                  600
PEPSICO INC                     COMMON STOCK  713448108    843196     11831           XX                         9400
                                                                                      XX      12                 1031
                                                                                      XX      35                 1000
                                                                                      XX   12,32                  400
PORTLAND GENERAL                COMMON STOCK  736508847    485030     20500           XX                         5800
ELECTRIC CO                                                                           XX      12                 1000
                                                                                      XX      32                13500
                                                                                      XX   12,32                  200
PRICE T. ROWE GROUP             COMMON STOCK  74144T108  15253640    284000           XX                       284000
PROCTER & GAMBLE CO             COMMON STOCK  742718109    850497     12204           XX                         8404
                                                                                      XX      12                 1800
                                                                                      XX      35                 2000
ROCHE HLDG LTD                  SPONSORED     771195104    424092      5450           XX      32                 5450
                                ADR
ROYAL DUTCH SHELL PLC           SPONSORED     780259206    314877      5336           XX      32                 5336
                                ADR
SCHLUMBERGER LTD                COMMON STOCK  806857108   1194777     15300           XX                         1650
                                                                                      XX      12                  350
                                                                                      XX      32                11300
                                                                                      XX   12,32                 2000
J M SMUCKER CO NEW              COMMON STOCK  832696405    263538      5199           XX                         4199
                                                                                      XX   12,32                 1000
STATE STREET CORP               COMMON STOCK  857477103   1094201     19237           XX                         9837
                                                                                      XX      12                  900
                                                                                      XX      32                 6700
                                                                                      XX      35                 1200
                                                                                      XX   12,32                  600

AS OF SEPTEMBER 30, 2008                            FORM 13F                    SEC FILE # LAWRENCE T PERERA\ 28-06167

      ITEM 1:           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:          ITEM 8:
                                                                    INVESTMENT
                                                                    DISCRETION               VOTING AUTHORITY
                                                          SHARES OR -----------              -------------------------
                                      CUSIP   FAIR MARKET PRINCIPAL                          (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------     ----    ------    ----
3 M COMPANY           COMMON STOCK  88579Y101    1297412    18993           XX                       11531
                                                                            XX      12                1262
                                                                            XX      32                2700
                                                                            XX      35                1500
                                                                            XX   12,32                2000
UNION PACIFIC CORP    COMMON STOCK  907818108     213480     3000           XX                        1700
                                                                            XX      35                1300
UNITED TECHNOLOGIES   COMMON STOCK  913017109     337057     5612           XX                        5612
VANGUARD EMERGING     ETF           922042858     189590     5470           XX                        5470
MARKETS STOCK
WYETH                 COMMON STOCK  983024100     311589     8435           XX                        6335
                                                                            XX      12                 600
                                                                            XX      35                1500
AGGREGATE TOTAL                               50,316,723